Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13 — Commitments and Contingencies

Contractual Obligations

The Company enters into non-cancellable long-term purchase orders and vendor agreements in the normal course of business. The estimated future payments having a remaining term in excess of one year as of March 31, 2023 were as follows (in thousands):

Years ended December 31,	Minimum Purchase Commitment
2023 (remainder of the year)	$1,820
2024	1,300
2025	1,300
2026	1,300
2027	1,300
Thereafter	1,300
Total	$8,320

Legal Contingencies

Legal claims may arise from time to time in the normal course of business, the results of which may have a material effect on the Company’s accompanying unaudited condensed consolidated financial statements. As of March 31, 2023 and December 31, 2022, the Company was not a party to any legal proceedings, that individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

Note 15 – Commitments and Contingencies

Contractual Obligations

The Company enters into non-cancellable long-term purchase orders and vendor agreements in the normal course of business. The estimated future payments having a remaining term in excess of one year as of December 31, 2022 were as follows (in thousands):

Years ended December 31,	Minimum Purchase Commitment
2023	$1,820
2024	1,300
2025	1,300
2026	1,300
2027	1,300
Thereafter	1,300
Total	$8,320

Legal Contingencies

Legal claims may arise from time to time in the normal course of business, the results of which may have a material effect on the Company’s accompanying consolidated financial statements. As of December 31, 2022, the Company was not a party to any legal proceedings, that individually or in the aggregate, are reasonably expected to have a material adverse effect on the Company’s results of operations, financial condition or cash flows.